Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unit Activity [Line Items]
Units issued	89,269	510,431	71,532
Units redeemed	(1,139,117)	(1,405,609)	(1,040,746)
VAL
Unit Activity [Line Items]
Units issued	75,275	497,036	57,866
Units redeemed	(993,524)	(1,279,737)	(921,987)
VLI
Unit Activity [Line Items]
Units issued	10,519	11,800	12,157
Units redeemed	(68,528)	(81,702)	(70,800)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(63)	(63)	(277)
SPVL
Unit Activity [Line Items]
Units issued	3,475	1,595	1,509
Units redeemed	(77,002)	(44,107)	(47,682)